Document and Entity Information	3 Months Ended
	Dec. 31, 2011	Feb. 13, 2012
Document and Entity Information
Entity Registrant Name	SECTOR 10 INC
Document Type	10-Q
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Central Index Key	0000925661
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		145,557,217
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Mar. 31, 2011
Cash
Inventory, net	18,409	18,409
Total current assets	18,409	18,409
Fixed assets -cost	22,250	22,250
Less: accumulated depreciation	(17,948)	(14,610)
Net fixed assets	4,302	7,640
Other assets - Network acquisition/development costs	500,000	500,000
Total assets	522,711	526,049
Accounts payable and accrued liabilities	2,125,772	1,659,015
Note payable - short term	245,115	243,050
Total current liabilities	2,370,887	1,902,065
Note payable	483,000	483,000
Total long term liabilities	483,000	483,000
Total liabilities	2,853,887	2,385,065
Preferred shares - $0.001 par value; 1,000,000 authorized, no shares issued or outstanding
Common shares - $0.001 par value; 199,000,000 authorized; 145,557,217 and 164,414,570 shares issued and outstanding, respectively	145,557	164,414
Additional paid-in-capital	5,951,619	5,796,956
Deficit accumulated during development stage	(8,428,352)	(7,820,386)
Total shareholders' equity (deficit)	(2,331,176)	(1,859,016)
Total liabilities and shareholders' equity (deficit)	$ 522,711	$ 526,049

CONDENSED CONSOLIDATED BALANCE SHEETS PARENTHETICAL (USD $)	Dec. 31, 2011	Mar. 31, 2011
Preferred shares par value	$ 0.001	$ 0.001
Preferred shares authorized	1,000,000	1,000,000
Preferred shares issued
Preferred shares outstanding
Common shares par value	$ 0.001	$ 0.001
Common shares authorized	199,000,000	199,000,000
Common shares issued	145,557,217	164,414,570
Common shares outstanding	145,557,217	164,414,570

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		111 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Sales					$ 18,500
Cost of Sales					(18,032)
Gross Profit					468
General and administrative	136,270	892,567	496,829	1,691,013	7,577,672
Depreciation	1,113	1,113	3,338	5,194	19,805
Research and development					226,108
Total expenses	137,383	893,680	500,167	1,696,207	7,823,585
Income (loss) from operations	(137,383)	(893,680)	(500,167)	(1,696,207)	(7,823,117)
Interest expense	(33,202)	(55,910)	(107,799)	(239,526)	(474,440)
Other income (expense)					(130,795)
Net income (loss) before income taxes	(170,585)	(949,590)	(607,966)	(1,935,733)	(8,428,352)
Net income (loss) after income taxes	$ (170,585)	$ (949,590)	$ (607,966)	$ (1,935,733)	$ (8,428,352)
Weighted Average Shares Outstanding - basic	145,557,217	64,743,228	135,691,158	52,087,800
Weighted Average Shares Outstanding - diluted	145,557,217	64,743,228	135,691,158	52,087,800
Continuing Operations		$ (0.01)		$ (0.04)
Net Income (Loss)		$ (0.01)		$ (0.04)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		111 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Net Loss	$ (607,966)	$ (1,935,733)	$ (8,428,352)
Stock for services	122,806	1,163,621	5,067,634
Depreciation	3,338	5,194	19,805
Net discount on convertible debt	15,065	169,296	206,324
Loss due to Impairment / Gain on restructuring			130,795
Changes in inventory and other current assets		6,770	(4,869)
Changes in accounts payable and accrued liabilities	466,757	407,711	2,621,065
Net cash used in operating activities		(183,141)	(387,598)
Fixed asset / Other asset purchases		(19,296)	(189,541)
Net cash used in investing activities		(19,296)	(189,541)
Net Proceeds from general financing		175,000	657,500
Net Proceeds (payments) from shareholder / officers		(2,625)	(113,947)
Proceeds from issuance of common stock		30,000	33,586
Net cash provided by financing activities		202,375	577,139
Net increase (decrease) in cash		(62)
Beginning of period - continuing operations		70
End of period - continuing operations		8
Cash paid for interest		$ 8,738	$ 18,295

BASIS OF PRESENTATION	3 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Basis of Accounting [Text Block]
Note 1 - BASIS OF PRESENTATION

The accompanying unaudited consolidated condensed financial statements of Sector 10, Inc. (“Sector 10” or the “Company”), have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and required by Rule 10-01 of Regulation S-X. They do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation, have been included in the accompanying unaudited consolidated financial statements. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the full year.

The report filed for the period December 31, 2010 presented the results of operations from the emergency response business as discontinued operations due to the pending acquisition by Solar Tracer Corporation and First Diversified Equities, Inc.  Due to the subsequent unilateral cancellation of the transaction, the Company has continued in the emergency response business and as such the results for the emergency response business are treated as continuing operations in the presentation for both the periods ended December 31, 2011 and 2010.

INVENTORY	3 Months Ended
Dec. 31, 2011
Inventory
Inventory Disclosure [Text Block]
Note 2 – INVENTORY

There were no sales in the nine month period ended December 31, 2011.  Therefore, total inventory remains at $18,409 for the nine month period ended December 31, 2011.  The carrying value of inventory is periodically reviewed and impairments, if any, are recognized when the expected future benefit from the inventory is less than its carrying value.  If applicable, the Company will establish inventory reserves for estimated obsolescence or unmarketable inventory which is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. For the nine month period ended December 31, 2011, the Company has a reserve of $12,491.

NETWORK ACQUISITION/DEVELOPMENT COSTS	3 Months Ended
Dec. 31, 2011
Intangible Assets, Goodwill and Other
Intangible Assets Disclosure [Text Block]
Note 3 – NETWORK ACQUISITION/DEVELOPMENT COSTS

The net Network Asset remaining of $500,000 represents the net transfer costs from the original transfer from Sector 10 Holdings to Sector 10 Inc. in May 2009.  The Company believes that future revenues will generate sufficient revenues and net cash flows to recover the remaining Network Asset and thereby prevent any further adjustments to the Network Asset.

The fact that the asset is recorded at transfer cost rather than fair market value is critical in determining the impairment.  Since it is Management’s opinion that the network asset is recoverable and that the $500,000 cost reflected on the books is less than the estimated fair market value, it is Management’s opinion that no further adjustment for impairment is needed for the Network for the nine month period ended December 31, 2011.

NOTES PAYABLE	3 Months Ended
Dec. 31, 2011
Debt
Debt Disclosure [Text Block]
Note 4 – NOTES PAYABLE

Related Parties - Shareholder / Officer

The Company previously received funding from a shareholder and officer.  The accounts were closed on December 31, 2010 and no interest has accrued since December 31, 2010.

Johnson Financing

The interest accrued for the nine month period ended December 31, 2011 was $3,898.

Dutro Financing:

The contingent reserve - interest includes all interest accrued on the Dutro Company note and all interest accrued after July 1, 2010 for the Vicki Davis and William Dutro note.  Interest accrued during the nine  month period ended December 31, 2011 was $ 27,168 comprised of Dutro Company - $14,061, Vicki Davis - $9,450 and William Dutro - $3,657. Total contingent reserve - interest for the period ended December 31, 20111is $71,222 comprised of Dutro Company - $45,009, Vicki Davis - $18,900 and William Dutro - $7,313.

Employee Agreement:

The financial statements reflect an accrual of interest on unpaid wages and other compensation in the amount of $93,464 of which $52,032 is accrued during the nine month period ended December 31, 2011.

Other Notes

Individuals – short term

Total interest accrued as of December 31, 2011 was 12,895 of which $5,340 was accrued during the nine month period ended December 31, 2011.

Asher Enterprises, Inc.

The Company entered into multiple financing transactions with Asher Enterprises, Inc. to raise capital for Company operations.  Each transaction was structured as a Convertible Debenture due 9 months after the issue accruing interest at an annual rate of 8%

During the nine month period ended December 31, 2011, Asher Enterprises made 2 elections to convert a total of  $13,000 a portion of the note payable dated  May 26, 2011.

Total interest accrued (without discount amortization) as of December 31, 2011 was $9,542 of which $4,297 was accrued during the nine month period ended December 31, 2011.  The current period interest included as part of  other interest.  Total amortization of discount included as part of interest expenses amounted to $15,065 for the nine month period ended December 31, 2011.  The discount is fully amortized at December 31, 2011.

Mazuma Funding Corp

On June 21, 2010, Mazuma Funding Corp agreed to purchase portions of the outstanding debt of the Company. through various installment transactions. As part of each purchase installment, Mazuma received a convertible note from the Company in the amount of the respective purchase installment.  Mazuma elected to immediately convert the note to common shares of the Company.  The conversion price was agreed at the transaction date.  A discount was provided with the conversion of the stock.  All transactions occurred in the prior year and there is no activity in the fiscal year ended March 31, 2012.

Summary of Interest and Notes Payable

Interest expense	December 31, 2011	December 31, 2010

Sector 10 Holdings, Inc. – Shareholder	$-	$483
Pericles DeAvila – Officer	-	392
Total related party interest expense	-	875
Interest – Johnson	3,898	3,990
Interest – Dutro Group	27,168	27,169
Interest - Employee Group	52,032	28,445
Interest – Other Notes	9,637	9,751
Total interest expense without amortization of discount	92,735	70,230
Interest – Amortization of Discount on Asher Enterprises, Inc. Note(s)	15,065	68,296
Interest – Amortization of Discount on Mazuma Funding Note	-	101,000
Total interest expense	$107,800	$239,526

Note Payable Balance	December 31, 2011	March 31, 2011

Edward Johnson – Johnson Financing	$86,615	$86,615
Patrick Madison – Other Notes	20,000	20,000
Lionel Brown – Other Notes	20,000	20,000
Patricia Fielding – Other Notes	22,000	22,000
Mark Madison – Other Notes	10,000	10,000
Richard Long – Other Notes	17,000	17,000
Asher Enterprises, Inc. – Other Notes	69,500	82,500
Total Note Payable – short term without discount	245,115	258,115
Net Discount on Convertible Notes (Asher)	-	(15,065)
Total Note Payable – short term	$245,115	$243,050

Vicki Davis - Dutro Group	$168,000	$168,000
William Dutro – Dutro Group	65,000	65,000
Dutro Company – Dutro Group	250,000	250,000
Total Note Payable – long term	$483,000	$483,000

Total Notes Payable	$728,115	$726,050

Debt Maturity Schedule

As of December 31, 2011, the annual maturities for notes payable is scheduled as follows:

Fiscal Year	Amount

March 31, 2012	$245,115
March 31, 2013	$0
March 31, 2014	$0
March 31, 2015	$483,000

Total	$728,115

EQUITY	3 Months Ended
Dec. 31, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]
Note 5 – EQUITY

During the Quarter ended: June 30, 2011:

In April 2011, cancelled 60,000,000 shares due to the unilateral termination of the Solar Tracer and First Diversified Equities acquisition transactions.  Reversed entry made in January 2011.

In April 2011, issued 4,117,617 shares at $.0017 per share with a current value at $.00381 per share to Asher Enterprises, Inc. in conversion of $7,000 debt.

In May 2011, issued 7,500,000 shares at $.0008 per share with a current value at $.00187 per share to Asher Enterprises, Inc. in conversion of $6,000 debt.

In June 2011, issued 29,525,000 common shares to shareholders and officers under the anti-dilution provisions of their respective agreements.  Market value at authorization was $.0016 per share.  shares at $.0030 per share with a current value at $.011 per share to Asher Enterprises, Inc. in conversion of $2,120 interest debt.

In June 2011, authorized the issuance of $12,475,000 common shares to shareholders and officers under the anti-dilution provisions of their respective agreements.  Market value at authorization was $.0016 per share.  Shares not issued and recorded as accrued stock.

In June 2011, recorded an additional adjustment of $26,296 to additional paid-in capital which represents the fair value of the vested portion of the stock options granted on December 1, 2010.  Total adjustments recorded through the period ended June 30, 2011 amounted to $102,751.

During the Quarter ended: September 30, 2011:

In September 2011, recorded an additional adjustment of $25,414 to additional paid-in capital which represents the fair value of the vested portion of the stock options granted on December 1, 2010.  Total adjustments recorded through the period ended September 30, 2011 amounted to $128,165.

During the Quarter ended December 31, 2011:

In December 2011, recorded an additional adjustment of $23,266 to additional paid-in capital which represents the fair value of the vested portion of the stock options granted on December 1, 2010.  Total adjustments recorded through the period ended December 31,  2011 amounted to $151,431.

GOING CONCERN	3 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Liquidity Disclosure [Policy Text Block]
Note 6 – GOING CONCERN

The Company generated minimal revenues prior to the current fiscal year.  No revenues were generated for the nine month period ended December 31, 2011. This level of revenues is not sufficient for the Company to meet its future obligations. This factor raises substantial doubt about the Company’s ability to continue as a going concern.

The Company is in the midst of the Dutro litigation and other litigation.  The litigation has impacted the operation of the Company and has set back the ability to raise capital and develop ongoing business.  The Company is in the process of restructuring the business in order to continue forward as a going concern.  It is expected that the restructuring will be completed during the year ended March 31, 2012.  After the restructuring is completed, revenues are not expected to be generated at the earliest by the year ended March 31, 2013.

INCOME TAX	3 Months Ended
Dec. 31, 2011
Income Taxes
Income Tax Disclosure [Text Block]
Note 7 - INCOME TAX

Income taxes are accounted for using the asset and liability method. Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company’s financial statements for the nine month period ended December 31, 2011 and 2010 do not include any provision for income taxes.   No income tax accrual has been recorded based on the expectation that the Company will be in a net loss position for the overall applicable fiscal year. Accordingly, deferred tax assets have been entirely offset by valuation allowances. The difference between the amounts of income tax benefit that would result from applying domestic federal statutory income tax rates to the net loss and the net deferred tax assets is related to certain nondeductible expenses, state income taxes, and the change in the valuation allowance.

The Financial Accounting Standards Board ("FASB") has issued ASC 740 for Accounting for Income Taxes that clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. ASC 740 requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. As a result of the implementation of ASC 740, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by ASC 740.

The Company had no unrecognized tax benefit which would affect the effective tax rate if recognized.

The Company includes interest and penalties arising from the underpayment of income taxes in the consolidated statements of operations in the provision for income taxes.  As of December 31, 2011 the Company had no accrued interest or penalties related to uncertain tax positions.

The Company files income tax returns in the U.S. federal jurisdiction and in the states of Delaware, Utah and any other jurisdiction where required. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2007.

SUBSEQUENT EVENTS	3 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events [Text Block]
Note 8 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events per the requirements of ASC Topic 855 and has determined that the following events should be disclosed.

1)
The Form 10-K for the period ending March 31, 2011 was due on June 29, 2011; the Form 10-Q for the period ended June 30, 2011 was due on August 15, 2011and the Form 10-Q for the period ended September 30, 2011 was due on December 14, 2011.  Due to the pending litigation and the difficulties in receiving complete and critical information from the prior Directors and Officers who resigned on April 15, 2011, the Form 10-K for the fiscal year ended March 31, 2011and the Form 10-Q for the periods ended June 30, 2011 and September 30, 2011 were not completed as of the original filing deadline.  Due to the late filing, the Company Common Stock trading has been moved from the Over the Counter Bulletin Board under the symbol SECI.OB to trading on the Pink Sheets under the symbol SECI.PK. The late reports are expected to be filed on or before February 14, 2012.

2)
Reverse Stock Split. The Company is in the process of restructuring its organization as well as its operations.  A Definitive Schedule 14C was filed on January 9, 2012 regarding the 500-1 reverse stock split approved by the majority shareholders.  The Company is currently working with the regulatory authorities to process this request for a reverse split.  The impact of this restructuring will assist the Company in its efforts to reestablish its operations and to move forward as a going concern in 2012.